RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5- RELATED PARTY TRANSACTIONS

Amounts due from related party as of September 30, 2022 and December 31, 2021 are as follows:

		September 30, 2022	December 31, 2021
Mr. Deqin Ke	Manager of a subsidiary	$-	$26,364
		$-	$26,364

Amounts due to related parties as of September 30, 2022 and December 31, 2021 are as follows:

		September 30, 2022	December 31, 2021
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$441,365	$344,218
Ms. Xiulan Zhou	Manager of a subsidiary	1,708	1,157
Mr. Huagen Li	Manager of a subsidiary	2,248	2,518
Mr. Guodong Jia	Manager of a subsidiary	385	944
Mr. Minghua Cheng	Former director and majority shareholder	-	157,353
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	15	17
Mr. Anping Chen	Manager of a subsidiary	2,129	6,924
Mr. Jiangwei Jia	Manager of a subsidiary	2,289	787
Ms. Xiuyun Wang	Manager of a subsidiary	-	6,020
Mr. Yuwen Li	Vice President	48,525	70,745
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	84,318	93,298
Mr. Deqin Ke	Manager of a subsidiary	703	-
Mr. Zhihua Liao	Manager of a subsidiary	2,588	-
Ms. Chunxiang Zhang	Manager of a subsidiary	2,925	-
Mr. Xue Meng	Manager of a subsidiary	4,156	-
Ms. Shuqin Chen	Manager of a subsidiary	1,910	-
Mr. Zhipeng Zuo	Manager of a subsidiary	742	-
		$596,006	$683,981

Revenues generated from related parties during the nine months ended September 30, 2022 and 2021 are as follows:

		For the nine months ended September 30,
		2022	2021
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	$697	$391
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	438	302
Mr. Zihao Ye	Manager of a subsidiary	262	108
Mr. Naiyong Luo	Manager of a subsidiary	-	5,742
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	-	6,451
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	52
Dongguan City Chashan Pingfeng Cigarette and Wine Store Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan City Chashan Pingfeng Cigarette and Wine Store Co., Ltd.	-	104,351
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	-	132,341
Dongguan Huanhai Trading Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	49,676	54,568
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	12,639	100,490
Dongguan City Hualianguan Chemical Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan City Hualianguan Chemical Co., Ltd.	56,920	19,560
Dongguan City Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a former director and majority shareholder of the Company, is the controlling shareholder of Dongguan City Daying Internet Technology Co., Ltd.	-	57,500
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	-	13,206
		$120,632	$495,062

Cost of revenues from related parties during the nine months ended September 30, 2022 and 2021 is as follows:

		For the nine months ended September 30,
		2022	2021
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$27,916	$56,588
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	78,474	45,701
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	63,429	44,047
Dongguan Dengqinghu Drinking Water Co., Ltd.	Significantly influenced by the Company	2,043	7,758
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	60,614	51,943
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	95,045	140,043
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	112,598	115,077
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	26,174	23,070
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	297,370	24,640
		$763,663	$508,867

Purchases from related parties during the nine months ended September 30, 2022 and 2021 are as follows:

		For the nine months ended September 30,
		2022	2021
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$31,360	$73,366
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	90,930	39,794
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	66,659	39,679
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	2,217	8,857
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	59,449	59,133
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	96,341	145,545
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	117,062	141,278
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	26,122	32,040
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	279,247	35,803
		$769,387	$575,495

Due from related party mainly consists of funds advanced to a related party as borrowings or funds advanced to pay off the Company’s expenses. The balance is unsecured, non-interest bearing.

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand.

In addition, during the nine months ended September 30, 2022 and 2021, these related parties paid expenses on the Company’s behalf in an amount of $135,081 and $532,912, respectively.

Mr. Yuwen Li, the Vice President of the Company, authorized the Company to use trademarks that were owned by him for ten years from October 5, 2019 to October 4, 2029 at no cost.

Also see Note 2, 7 and 8 for more transactions with related parties.

NOTE 9- RELATED PARTY TRANSACTIONS

During the year ended December 31, 2021, the Company identified certain of its customers and suppliers to be related parties as the Company can exercise significant influence over those parties. To conform to the current year presentation, the balances and transactions of those related parties in prior year have been reclassified.

Amounts due from related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$-	$45,662
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	-	215,973
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	360,273
Mr. Huagen Li	Manager of a subsidiary	-	123,456
Mr. Zhipeng Zuo	Manager of a subsidiary	-	133,658
Ms. Shuqin Chen	Manager of a subsidiary	-	105,784
Mr. Deqin Ke	Manager of a subsidiary	26,364	-
		$26,364	$984,806

Amounts due to related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$344,218	$-
Ms. Xiulan Zhou	Manager of a subsidiary	1,157	-
Mr. Huagen Li	Manager of a subsidiary	2,518	-
Mr. Guodong Jia	Manager of a subsidiary	944	-
Mr. Minghua Cheng	Director and majority shareholder of the Company	157,353	-
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	17	-
Mr. Anping Chen	Manager of a subsidiary	6,924	-
Mr. Jiangwei Jia	Manager of a subsidiary	787	-
Ms. Xiuyun Wang	Manager of a subsidiary	6,020	1,483
Mr. Yuwen Li	Vice President	70,745	292,024
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	93,298	3,063
Ms. Lihua Li	Mr. Yuwen Li’s wife	-	677
Mr. Zihao Ye	Manager of a subsidiary	-	12,958
Mr. Weihua Zuo	Manager of a subsidiary	-	2,298
Mr. Deqin Ke	Manager of a subsidiary	-	9,274
Mr. Shengpin Liu	Manager of a subsidiary	-	306
Mr. Aisheng Zhang	Manager of a subsidiary	-	3,063
Mr. Zhihua Liao	Manager of a subsidiary	-	12,254
		$683,981	$337,400

Revenues generated from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yuwen Li	Vice President	$-	$627
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	407	51
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	389	332
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	63	42
Mr. Zihao Ye	Manager of a subsidiary	108	442
Mr. Naiyong Luo	Manager of a subsidiary	5,759	6,434
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	6,820	1,225
Shenzhen DaXingHuaShang Industry Development Ltd	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	-	1,257
Shenzhen DaXingHuaShang Supplychain Service Co., Ltd.	Subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd.	-	269,552
Guangdong Shuiyijia Distribution Co., Ltd.	Ms. Lihua Li is the supervisor of this company	19,619	149
Dongguan Chashan Pingfeng Cigarate and Wine Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan ChaShan Pingfeng Cigarate and Wine Co. Ltd.	99,119	-
Dongguan Huanhai Trading Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	104,663	45,262
Dongguan Hualian Guanhua Gong Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Hualian Guanhua Gong Co., Ltd.	57,671	21,534
Dongguan Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a director of the Company, is the controlling shareholder of Dongguan Daying Internet Technology Co., Ltd.	132,737	-
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	54,730	71,428
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	-	15,267
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	-	76,573
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	-	86,131
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	-	86,374
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	-	87,364
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	13,245	73,784
		$495,330	$843,828

Cost of revenues from related parties during the years ended December 31, 2021 and 2020 is as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$56,598	$57,426
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	109,936	21,641
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	99,502	29,122
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	89,475	38,116
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	69,676	-
		$663,976	$308,381

Purchases from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$184,099	$64,035
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	168,066	24,774
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	63,483	9,857
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	57,086	73,843
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	72,664	48,852
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	44,454	25,507
		$679,020	$291,687

Due from related parties mainly consists of funds advanced to related parties as borrowings or funds advanced to pay off the Company’s expenses. The balances are unsecured, non-interest bearing.

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand.

In addition, during the years ended December 31, 2021 and 2020, these related parties paid expenses on the Company’s behalf in an amount of $344,218 and $498,549, respectively.

Also see Note 3, 4, 10 and 11 for more transactions with related parties.